Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 18: Commitments and Contingencies

The Company does not have any recorded or unrecorded guarantees of the indebtedness of others.

Lawsuits and Legal Claims

The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters include, but are not limited to, antitrust/competition claims, intellectual property infringement claims, employment matters and commercial matters. The outcome of all of the matters against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material impact on the Company’s financial condition taken as a whole.

Contingent Liabilities

In conjunction with the acquisition of Publons, the Company agreed to pay former shareholders up to an additional $9,500 through 2020. Amounts payable are contingent upon Publons’ achievement of certain milestones and performance metrics. The Company paid $0 and $2,371 of the contingent purchase price in the quarter ended March 31, 2020 and year ended December 31, 2019, respectively. The Company had an outstanding liability for $3,480 and $3,100 related to the estimated fair value of this contingent consideration included in Accrued expenses and other current liabilities in the Interim Condensed Consolidated Balance Sheets as of March 31, 2020 and December 31, 2019, respectively.

In conjunction with the acquisition of Kopernio, the Company agreed to pay former shareholders up to an additional $3,500 through 2021. Amounts payable are contingent upon Kopernio’s achievement of certain milestones and performance metrics and will be recognized over the concurrent service period.

In conjunction with the acquisition of TrademarkVision, the Company agreed to pay former shareholders a potential earn-out dependent upon achievement of certain milestones and financial performance metrics through 2020. Amounts payable are contingent upon TrademarkVision’s achievement of certain milestones and performance metrics. During the quarter ended March 31, 2020, the Company paid $8,000 of the contingent purchase price to complete the earn-out. As of March 31, 2020 and December 31, 2019, the Company had an outstanding liability for $0 and $8,000 respectively, related to the estimated fair value of this contingent consideration. The outstanding balance was included in Accrued expenses and other current liabilities as of December 31, 2019, in the Consolidated Balance Sheets.

In conjunction with the acquisition of DRG, the Company agreed to pay up to 2,895,638 shares as contingent stock consideration, valued at $58,897 on the closing date of the acquisition. See Note 4: "Business Combinations" for more information on the contingent stock consideration. Amounts payable are contingent upon any indemnity losses or claims to indemnity losses occurring within that one year period. The liability increased by $1,187 since the acquisition date due to an increase in the estimated fair value of this contingent stock consideration, which resulted in a liability of $60,084 as of March 31, 2020. The outstanding balance was included in Accrued expenses and other current liabilities in the Interim Condensed Consolidated Balance Sheets as of March 31, 2020.

Note 22: Commitments and Contingencies

The Company does not have any recorded or unrecorded guarantees of the indebtedness of others.

Contingencies

Lawsuits and Legal Claims

The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters include, but are not limited to, antitrust/competition claims, intellectual property infringement claims, employment matters and commercial matters. The outcome of all of the matters against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material impact on the Company’s financial condition taken as a whole.

Contingent Liabilities

In conjunction with the acquisition of Publons, the Company agreed to pay former shareholders up to an additional $9,500 through 2020. Amounts payable are contingent upon Publons’ achievement of certain milestones and performance metrics. The Company paid $2,371 and $2,470 of the contingent purchase price in the year ended December 31, 2019 and 2018, respectively, as a result of Publons achieving the first tier of milestones and performance metrics. The Company had an outstanding liability for $3,100 and $2,960 related to the estimated fair value of this contingent consideration as of December 31, 2019 and 2018, respectively. The outstanding balance consisted of $3,100 and $1,600 included in Accrued expenses and other current liabilities, and $0 and $1,360 included in Other non-current liabilities in the Consolidated Balance Sheets as of December 31, 2019 and 2018 respectively.

In conjunction with the acquisition of Kopernio, the Company agreed to pay former shareholders up to an additional $3,500 through 2021. Amounts payable are contingent upon Kopernio’s achievement of certain milestones and performance metrics and will be recognized over the concurrent service period.

In conjunction with the acquisition of TrademarkVision, the Company agreed to pay former shareholders a potential earn-out dependent upon achievement of certain milestones and financial performance metrics through 2020. Amounts payable are contingent upon TrademarkVision’s achievement of certain milestones and performance metrics. As of December 31, 2019 and 2018, the Company had an outstanding liability for $8,000 and $4,115, respectively, related to the estimated fair value of this contingent consideration. The outstanding balance was included in Accrued expenses and other current liabilities as of December 31, 2019, and in Other non-current liabilities as of December 31, 2018, in the Consolidated Balance Sheets.

Tax Indemnity

In connection with the 2016 Transaction, the Company recorded certain tax indemnification assets pursuant to the terms of the separation and indemnified liabilities identified therein. As a result of counterparty dispute related to certain of the indemnification claims, the Company wrote off $33,819 during the 4th quarter of 2018, which represented a portion of the amount originally recorded, plus accumulated foreign currency impacts. Management continues to interpret the contractual obligation due from Former Parent and its controlled entities ("Thomson Reuters") as due in full.  The asset write down was recorded within Other operating income (expense), net within the Consolidated Statement of Operations.

Legal Settlement

In September 2019, the Company settled a confidential claim that resulted in a gain. The net gain was recorded in Legal settlement within the Condensed Consolidated Statement of Operations during the year ended December 31, 2019.

Commitments

Unconditional purchase obligations

Purchase obligations are defined as agreements to purchase goods or services that are enforceable and legally binding and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable pricing provisions and the approximate timing of the transactions. The Company has various purchase obligations for materials, supplies, outsourcing and other services contracted in the ordinary course of business. These items are not recognized as liabilities in our Consolidated Financial Statements but are required to be disclosed. The contractual terms of these purchase obligations extend through 2022. The Company paid $32,231 towards these purchase obligations during the year ended December 31, 2019.

The future unconditional purchase obligations as of December 31, 2019 are as follows: Year ended December 31,

Year ended December 31,
2020	37,332
2021	10,186
2022	558
2023	—
Total	$48,076